Convertible Notes (Details) $ / shares in Units, $ in Thousands, ¥ in Millions			6 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 05, 2026 USD ($)	May 14, 2026 USD ($)	Dec. 10, 2025 USD ($)	Dec. 31, 2021 CNY (¥)
Convertible Notes [Line Items]
Net proceeds			$ 2,937
Repaid amount			1,000
Conversion amount			72
Convertible notes | ¥								¥ 1,088
Original principal amount	$ 150,000	¥ 1,088
Changes in the fair value of the convertible notes			2,000
Convertible Note [Member]
Convertible Notes [Line Items]
Principal amount			$ 12,000				$ 80,000
Accrue interest rate			14.00%
Converting percentage			110.00%
Lowest daily			90.00%
Conversion amount			$ 9,700
Conversion group shares issued (in Shares) | shares			4,786,414
Initial Note [Member]
Convertible Notes [Line Items]
Net proceeds			$ 7,100
Second Note [Member]
Convertible Notes [Line Items]
Net proceeds			1,300
Third Note [Member]
Convertible Notes [Line Items]
Net proceeds			1,600
Conversion of Convertible Notes [Member]
Convertible Notes [Line Items]
Principal amount			300
Convertible notes			13,600
Original principal amount			$ 2,000
Convertible Notes Payable [Member] | Initial Note [Member]
Convertible Notes [Line Items]
Principal amount							$ 8,500
Convertible Notes Payable [Member] | Second Note [Member]
Convertible Notes [Line Items]
Principal amount						$ 1,500
Convertible Notes Payable [Member] | Third Note [Member]
Convertible Notes [Line Items]
Principal amount					$ 2,000
Minimum [Member] | Convertible Note [Member]
Convertible Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 1.1
Maximum [Member] | Convertible Note [Member]
Convertible Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 5